MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	$ 256,059	$ 244,234,000
Acquisition	5,283,000	450,000
Concessions, taxes and royalties	952,000	440,000
Salaries and share-based payments	5,347,000	4,182,000
Drilling, exploration, and technical consulting	4,276,000	3,766,000
Environmental, assaying, and field supplies	11,929,000	12,738,000
Travel and other expenditures	2,058,000	1,576,000
Total Expenditures	29,846,000	23,152,000
Environmental remediation	2,136,000	1,535,000
Assets held for sale	(27,016,000)
Impairment of assets held for sale	(6,426,000)	(11,955,000)
Disposal of properties	(3,102,000)
Tax recovery and option payments received		(907,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	251,497,000	256,059,000
Cameron
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	33,066,000	32,848,000
Acquisition		0
Concessions, taxes and royalties	22,000	23,000
Salaries and share-based payments	148,000	124,000
Drilling, exploration, and technical consulting	23	19,000
Environmental, assaying, and field supplies	178,000	46,000
Travel and other expenditures	5,000	6,000
Total Expenditures	376,000	218,000
Environmental remediation		0
Assets held for sale	(27,016,000)
Impairment of assets held for sale	(6,426,000)
Tax recovery and option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	32,848	33,066,000
Duparquet (Note 6(b))
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	55,212,000	48,594,000
Acquisition	5,005,000
Concessions, taxes and royalties	115,000	42,000
Salaries and share-based payments	1,622,000	1,384,000
Drilling, exploration, and technical consulting	2,210,000	1,817,000
Environmental, assaying, and field supplies	1,550,000	1,771,000
Travel and other expenditures	162,000	176,000
Total Expenditures	10,664,000	5,190,000
Environmental remediation	2,136,000	1,535,000
Tax recovery and option payments received		(107,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	68,012,000	55,212,000
Birch-Uchi
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	10,446,000	7,983,000
Acquisition	273,000	449,000
Concessions, taxes and royalties	0	0
Salaries and share-based payments	255,000	775,000
Drilling, exploration, and technical consulting	348,000	790,000
Environmental, assaying, and field supplies	74,000	339,000
Travel and other expenditures	51,000	109,000
Total Expenditures	1,001,000	2,463,000
Environmental remediation		0
Tax recovery and option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	11,447,000	10,446,000
Springpole
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	154,237,000	138,957,000
Acquisition	5,000
Concessions, taxes and royalties	811,000	375,000
Salaries and share-based payments	3,322,000	1,899,000
Drilling, exploration, and technical consulting	1,695,000	1,140,000
Environmental, assaying, and field supplies	10,127,000	10,581,000
Travel and other expenditures	1,840,000	1,285,000
Total Expenditures	17,801,000	15,280,000
Environmental remediation		0
Tax recovery and option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	172,038,000	154,237,000
Hope Brook
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	3,098,000	15,852,000
Acquisition	0	0
Concessions, taxes and royalties	4,000	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Environmental, assaying, and field supplies	0	1,000
Travel and other expenditures	0	0
Total Expenditures	4,000	1,000
Environmental remediation		0
Impairment of assets held for sale		(11,955,000)
Disposal of properties	$ (3,102,000)
Tax recovery and option payments received		(800,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		$ 3,098,000